Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Summary of Disaggregation of Revenues from Contracts with Customers	Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,

(in millions €)	2024		2023		2022
COVID-19 vaccine revenues	2,432.1	88%	3,776.2	99%	17,145.2	99%
Other revenues	319.0	12%	42.8	1%	165.4	1%
Total	2,751.1	100%	3,819.0	100%	17,310.6	100%

(in millions €)	Years ended December 31,

Revenues by customers	2024		2023		2022
Pfizer	2,011.7	73%	3,293.0	86%	13,795.8	80%
German Federal Ministry of Health	701.0	25%	473.6	12%	3,020.5	17%
Other customers	38.4	2%	52.4	2%	494.3	3%
Total	2,751.1	100%	3,819.0	100%	17,310.6	100%

(in millions €)	Years ended December 31,

Revenues by countries	2024		2023		2022
United States	1,847.8	67%	3,010.9	79%	12,709.7	73%
Germany	706.9	26%	482.7	13%	3,031.0	18%
Rest of the World	196.4	7%	325.4	8%	1,569.9	9%
Total	2,751.1	100%	3,819.0	100%	17,310.6	100%
The revenues from contracts with customers disclosed above were recognized as follows:

	Years ended December 31,

(in millions €)	2024	2023	2022
Timing of revenue recognition
Goods and services transferred at a point in time	611.4	776.3	4,447.2
Goods and services transferred over time	298.5	15.4	127.2
Revenue recognition applying the sales-based or usage-based royalty recognition constraint model(1)	1,841.2	3,027.3	12,736.2
Total	2,751.1	3,819.0	17,310.6
(1)Represents sales based on the share of the collaboration partners’ gross profit and sales milestones.

Disclosure of Contract Assets	The contract assets developed as follows:

	2024			2023
(in millions €)	Current	Non- current	Total	Current	Non- current	Total
As of January 1	4.9	—	4.9	—	—	—
Additions	—	28.4	28.4	4.2	—	4.2
thereof: attributable to performance obligations satisfied in prior periods	—	23.6	23.6	—	—	—
Reclassification to trade accounts receivables	(13.5)	—	(13.5)	—	—	—
Reclassification from non-current to current	18.6	(18.6)	—	—	—	—
Changes in scope of consolidation	—	—	—	0.7	—	0.7
As of December 31	10.0	9.8	19.8	4.9	—	4.9

Contract Liabilities	The development of the contract liabilities is as follows:

	2024			2023
(in millions €)	Current	Non- current	Total	Current	Non- current	Total
As of January 1	353.3	398.5	751.8	77.1	48.4	125.5
Additions	—	—	—	387.2	444.0	831.2
Recognition as revenues	(272.7)	—	(272.7)	(202.2)	—	(202.2)
Reclassification from non-current to current	215.5	(215.5)	—	93.9	(93.9)	—
Currency effects	(1.2)	—	(1.2)	(2.7)	—	(2.7)
As of December 31	294.9	183.0	477.9	353.3	398.5	751.8

Summary of Revenue Recognized	Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,

(in millions €)	2024	2023	2022
Amounts included in contract liabilities at the beginning of the year	272.7	3.5	63.1